27. SHAREHOLDERS' EQUITY (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Shareholders Equity Details Narrative Abstract
Capital subscribed and paid	R$ 12,553.4
Dividends		R$ (98.2)
Number of treasury shares	1,057,224
Par value per share (in dollars per share)	R$ 53.60
Market value of treasury shares	R$ 23.2